Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of the straight-line method over the estimated useful lives of the assets
%

Computers and peripheral equipment	15-33
Office furniture and equipment	7-15
Leasehold improvement	(*)

(*)	Leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the improvements.